Fusion Business Group Inc.

2498 West 41 Avenue #232

Vancouver, British Columbia, Canada, V6M 2A7

Tel: (604) 269-6622 Fax: (604) 269-6623

December 31, 2009

Dear Sir/Madam:

Please fax copies of all comments and correspondence to our office. Thank you.

Yours truly,

Dave Wong

dave@catacapital.com